IMPAIRMENT (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2012 U.S. CAD	Dec. 31, 2011 U.S. CAD	Dec. 31, 2012 CA CAD	Dec. 31, 2011 CA CAD
Impairment
Oil and natural gas properties				781,099		209,396
Impairment expense				781,099		209,396	781,100	209,400	0	0
WTI Crude Oil US$/bbl (in dollars per barrel)	96.94	96.94	94.71	94.71	96.19	96.19
Exchange Rate US$/CDN$ (in US dollars per Canadian dollars)	1.03		1.00		0.98
Edm Light Crude CDN$/bbl (in Canadian dollar per barrel)	93.19	93.19	88.33	88.33	97.30	97.30
U.S. Henry Hub Gas US$/Mcf (in dollars per Mcf)	3.67	3.67	2.83	2.83	4.18	4.18
AECO Natural Gas Spot CDN$/Mcf (in Canadian dollars per Mcf)	3.16	3.16	2.35	2.35	3.75	3.75